Dreyfus High Yield Municipal Bond Fund

Incorporated herein by reference is a supplement to the above-referenced fund’s Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 28, 2019 (SEC Accession No. 0001635295-19-000007).